S-K 1603(b) Conflicts of Interest	Oct. 06, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	As a result, members of our management teamcould have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved.As described in “
Proposed Business — Sourcing of Potential Business Combination Targets
” and “
Management — Conflicts of Interest
,” certain of our officers and directors currently serve as directors, officers, or advisors of other companies and, in such capacities have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. As a result, there may be potential material conflicts of interest between our sponsor and members of our management team on one hand, and purchasers in this offering on the other.